TRADE PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Trade Payables
Trade payables	$ 2,946	¥ 20,326	¥ 21,118